Securities (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Classification of Securities
The following table summarizes the carrying amounts of the bank’s securities by classification:

(Canadian $ in millions)	January 31, 2025	October 31, 2024
Trading securities (1)	$183,264	$168,926
Fair value through profit or loss securities (FVTPL)
FVTPL securities mandatorily measured at fair value	7,232	6,850
FVTPL investment securities held by Insurance subsidiaries designated at fair value	12,871	12,214
Total FVTPL securities	20,103	19,064
Fair value through other comprehensive income (FVOCI) securities (2)	100,257	93,702
Amortized cost securities (3)	107,444	115,188
Total	$411,068	$396,880

(1)
Trading securities include interests of $28,120 million as at January 31, 2025 ($21,485 million as at October 31, 2024) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 7 of our annual consolidated financial statements for the year ended October 31, 2024 for further discussion on these vehicles.

(2)	Amounts are net of ACL of $4 million ($4 million as at October 31, 2024).
(3)	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).

Summary of Detailed Information About Amortized Cost Securities
The following table summarizes the carrying value and fair value of amortized cost debt securities:

(Canadian $ in millions)	January 31, 2025		October 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	$1,955	$1,938	$2,465	$2,403
Canadian provincial and municipal governments	4,269	4,270	4,488	4,216
U.S. federal government	48,089	44,234	55,421	51,319
U.S. states, municipalities and agencies	190	188	182	180
Other governments	709	705	681	675
NHA MBS, U.S. agency MBS and CMO (1)	43,237	38,691	42,773	38,619
Corporate debt	8,995	8,852	9,178	9,049
Total	$107,444	$98,878	$115,188	$106,461

(1)	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act.

Unrealized gains and losses on securities at fair value through other comprehensive income
The following table summarizes the unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)	January 31, 2025				October 31, 2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$37,302	$541	$(11)	$37,832	$33,892	$303	$(18)	$34,177
Canadian provincial and municipal governments	5,964	122	(25)	6,061	5,939	82	(25)	5,996
U.S. federal government	17,163	43	(233)	16,973	17,033	100	(168)	16,965
U.S. states, municipalities and agencies	5,019	12	(85)	4,946	5,125	24	(81)	5,068
Other governments	6,232	22	(8)	6,246	5,643	20	(7)	5,656
NHA MBS, U.S. agency MBS and CMO	24,100	59	(416)	23,743	21,570	58	(335)	21,293
Corporate debt	4,283	31	(21)	4,293	4,391	31	(52)	4,370
Corporate equity	136	27	-	163	135	42	-	177
Total	$100,199	$857	$(799)	$100,257	$93,728	$660	$(686)	$93,702

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2025	January 31, 2024
FVOCI securities	$1,097	$947
Amortized cost securities	805	954
Total	$1,902	$1,901

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2025	January 31, 2024
FVTPL securities	$49	$7
FVOCI securities - net realized gains (1)	9	8
Impairment on FVOCI and amortized cost securities	-	(2)
Securities gains, other than trading	$58	$13

(1)	Gains are net of (losses) on hedge contracts.

Summary of Interest and Dividend Income and Gains on Securities
Interest and dividend income and gains on securities held in our Insurance business are recorded as a component of non-interest
revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2025	January 31, 2024
Interest and dividend income	$136	$127
Gains from securities designated at FVTPL (1)	281	907
Realized gains from FVOCI securities	-	-
Total interest and dividend income and gains held in our Insurance business	$417	$1,034

(1)	Gains on these securities may be offset by certain (losses) from changes in insurance-related liabilities.